INVENTORIES (Tables)	12 Months Ended
Apr. 30, 2018
Classes of current inventories [abstract]
Schedule of inventories
TSEK	APR 30, 2018	APR 30, 2017
Raw materials and necessities	3,093	5,581
Work in progress	6,653	8,104
Total	9,746	13,685